Mortgage Servicing (Tables)	12 Months Ended
Dec. 31, 2017
MSRs
Mortgage Servicing
Schedule of product and geographic concentrations in servicing revenue

        An analysis of the product and geographic concentrations that impact our servicing revenue is as follows ($ in thousands):

December 31, 2017
Product Concentrations			Geographic Concentrations
Product	UPB	Percent of Total	State	UPB Percent of Total
Fannie Mae	$12,502,699	77%	Texas	22%
Freddie Mac	3,166,134	20%	North Carolina	10%
FHA	537,482	3%	California	8%

Total	$16,206,315	100%	New York	8%

			Georgia	6%
			Florida	6%
			Other(1)	40%

			Total	100%

December 31, 2016
Product Concentrations			Geographic Concentrations
Product	UPB	Percent of Total	State	UPB Percent of Total
Fannie Mae	$11,181,152	83%	Texas	24%
Freddie Mac	1,953,245	14%	North Carolina	9%
FHA	420,689	3%	California	8%

Total	$13,555,086	100%	New York	8%

			Georgia	5%
			Florida	4%
			Other(1)	42%

			Total	100%

(1)	No other individual state represented more than 4% of the total.